First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Managed Volatility Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Arconic, Inc.
02/01/2037	5.950%	127,000	128,019
BAE Systems PLC(a)
02/15/2031	1.900%	670,000	545,492
Boeing Co. (The)
05/01/2034	3.600%	277,000	237,604
08/01/2059	3.950%	770,000	566,166
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	62,563
10/15/2047	4.030%	295,000	256,652
03/15/2053	4.950%	242,000	240,929
United Technologies Corp.
07/15/2038	6.125%	230,000	255,305
11/01/2046	3.750%	550,000	455,073
Total			2,747,803
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	145,000	125,297
Banking 0.1%
Bank of America Corp.(b)
07/23/2031	1.898%	520,000	416,890
10/24/2031	1.922%	300,000	239,551
02/04/2033	2.972%	1,486,000	1,252,377
Subordinated
09/21/2036	2.482%	257,000	194,688
Citigroup, Inc.(b)
06/03/2031	2.572%	724,000	611,059
01/25/2033	3.057%	521,000	442,124
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	1,301,000	1,058,363
HSBC Holdings PLC(b)
05/24/2032	2.804%	337,000	275,390
11/22/2032	2.871%	538,000	438,226
03/09/2044	6.332%	200,000	211,151
JPMorgan Chase & Co.(b)
04/22/2032	2.580%	1,131,000	952,675
11/15/2048	3.964%	573,000	474,948
Morgan Stanley(b)
07/21/2032	2.239%	220,000	176,966
Subordinated
09/16/2036	2.484%	290,000	219,320
Wells Fargo & Co.(b)
04/25/2053	4.611%	1,206,000	1,069,551
Total			8,033,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	940,000	772,702
12/01/2061	4.400%	209,000	142,101
06/30/2062	3.950%	458,000	288,225
Comcast Corp.
11/01/2056	2.937%	755,000	503,157
NBCUniversal Media LLC
01/15/2043	4.450%	436,000	398,297
Total			2,104,482
Construction Machinery 0.0%
Caterpillar, Inc.
09/19/2049	3.250%	135,000	107,269
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	167,633
Total			274,902
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2050	3.577%	467,000	353,530
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	652,000	479,961
05/15/2052	5.250%	170,000	165,813
AES Corp. (The)
01/15/2031	2.450%	220,000	179,436
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	260,000	237,738
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	155,006
Dominion Energy, Inc.
08/15/2052	4.850%	40,000	36,180
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	223,055
Duke Energy Corp.
08/15/2052	5.000%	865,000	804,904
Duke Energy Ohio, Inc.
04/01/2053	5.650%	98,000	102,775
Duke Energy Progress LLC
03/15/2053	5.350%	140,000	144,262
Emera US Finance LP
06/15/2046	4.750%	354,000	287,992
2	Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
08/15/2030	1.650%	342,000	275,334
01/15/2050	3.450%	229,000	174,855
Exelon Corp.
03/15/2052	4.100%	418,000	344,999
03/15/2053	5.600%	430,000	438,455
Georgia Power Co.
03/15/2042	4.300%	497,000	438,472
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	116,000	97,912
Northern States Power Co.
05/15/2044	4.125%	115,000	100,961
Pacific Gas and Electric Co.
07/01/2050	4.950%	660,000	543,526
04/01/2053	6.700%	45,000	46,338
Southern California Edison Co.
10/01/2043	4.650%	30,000	27,241
04/01/2047	4.000%	320,000	263,464
03/01/2048	4.125%	110,000	90,957
Xcel Energy, Inc.
12/01/2049	3.500%	460,000	353,470
Total			6,013,106
Environmental 0.0%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	280,000	253,129
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,270,000	1,261,427
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	518,703
05/15/2048	5.300%	130,000	121,376
Total			1,901,506
Health Care 0.0%
Becton Dickinson and Co.
05/20/2050	3.794%	72,000	58,363
Cigna Corp.
03/15/2050	3.400%	420,000	310,456
CVS Health Corp.
07/20/2045	5.125%	895,000	848,234
GE Healthcare Holding LLC(a)
11/22/2052	6.377%	181,000	202,173
HCA, Inc.(a)
03/15/2052	4.625%	566,000	470,246
Total			1,889,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.0%
Aetna, Inc.
11/15/2042	4.125%	200,000	169,303
Anthem, Inc.
08/15/2044	4.650%	135,000	124,239
Centene Corp.
02/15/2030	3.375%	185,000	162,020
03/01/2031	2.500%	580,000	469,411
UnitedHealth Group, Inc.
02/15/2063	6.050%	610,000	697,472
04/15/2063	5.200%	486,000	492,555
Total			2,115,000
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	109,899
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	85,000	59,739
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	233,694
Total Capital International SA
06/29/2060	3.386%	80,000	59,982
Total			353,415
Life Insurance 0.0%
Five Corners Funding Trust IV(a)
02/15/2053	5.997%	370,000	380,741
MetLife, Inc.
07/15/2052	5.000%	284,000	265,452
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	270,000	216,462
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	534,000	391,497
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	311,962
05/15/2050	3.300%	220,000	157,020
Voya Financial, Inc.
06/15/2046	4.800%	84,000	71,479
Total			1,794,613

Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
Magallanes, Inc.(a)
03/15/2042	5.050%	533,000	445,669
03/15/2062	5.391%	772,000	623,972
Total			1,069,641
Midstream 0.0%
Enterprise Products Operating LLC
03/15/2044	4.850%	121,000	112,225
01/31/2060	3.950%	290,000	224,791
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	85,494
03/01/2043	5.000%	320,000	281,603
Kinder Morgan, Inc.
02/15/2046	5.050%	112,000	98,543
08/01/2052	5.450%	102,000	94,846
MPLX LP
04/15/2048	4.700%	70,000	58,793
03/14/2052	4.950%	311,000	270,026
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	439,000	343,274
Western Gas Partners LP
03/01/2048	5.300%	20,000	17,071
08/15/2048	5.500%	190,000	163,707
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	322,698
Williams Cos, Inc. (The)
08/15/2052	5.300%	121,000	114,245
Total			2,187,316
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	132,724
02/15/2044	4.800%	249,000	230,284
05/15/2047	4.375%	170,000	147,590
Sempra Energy
02/01/2048	4.000%	180,000	146,668
Total			657,266
Pharmaceuticals 0.0%
AbbVie, Inc.
06/15/2044	4.850%	425,000	405,802
Amgen, Inc.
03/02/2053	5.650%	119,000	123,847
02/22/2062	4.400%	305,000	257,459
03/02/2063	5.750%	1,033,000	1,071,705
Bristol-Myers Squibb Co.
03/15/2062	3.900%	290,000	239,146
Total			2,097,959
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	575,000	483,369
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	136,621
Total			619,990
Railroads 0.0%
Norfolk Southern Corp.
08/15/2052	4.050%	195,000	161,560
Retailers 0.0%
Amazon.com, Inc.
04/13/2062	4.100%	545,000	479,594
Lowe’s Companies, Inc.
04/01/2062	4.450%	594,000	485,237
09/15/2062	5.800%	241,000	242,333
04/01/2063	5.850%	113,000	114,588
Total			1,321,752
Technology 0.1%
Apple, Inc.
08/08/2062	4.100%	459,000	409,576
Broadcom, Inc.(a)
11/15/2036	3.187%	743,000	563,145
Fidelity National Information Services, Inc.
03/01/2041	3.100%	80,000	55,940
07/15/2052	5.625%	89,000	85,382
Intel Corp.
08/12/2051	3.050%	405,000	276,742
08/05/2062	5.050%	15,000	13,891
International Business Machines Corp.
02/06/2053	5.100%	200,000	191,119
MSCI, Inc.(a)
11/01/2031	3.625%	260,000	222,621
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	65,000	58,438
01/15/2033	5.000%	264,000	258,607
02/15/2042	3.125%	169,000	120,209
Oracle Corp.
07/15/2046	4.000%	385,000	294,517
04/01/2050	3.600%	319,000	225,945
03/25/2061	4.100%	62,000	45,497
VeriSign, Inc.
06/15/2031	2.700%	166,000	141,179
Total			2,962,808

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.0%
Reynolds American, Inc.
08/15/2035	5.700%	210,000	198,079
Wireless 0.0%
American Tower Corp.
06/15/2030	2.100%	370,000	301,493
Crown Castle International Corp.
01/15/2051	3.250%	75,000	51,677
T-Mobile US, Inc.
04/15/2050	4.500%	70,000	60,772
11/15/2060	3.600%	380,000	271,012
Vodafone Group PLC
02/19/2043	4.375%	165,000	139,887
Total			824,841
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,451,000	1,077,803
Telefonica Emisiones SAU
03/06/2048	4.895%	300,000	247,965
Verizon Communications, Inc.
03/22/2041	3.400%	855,000	680,573
03/22/2051	3.550%	330,000	252,399
Total			2,258,740
Total Corporate Bonds & Notes (Cost $47,789,028)			42,429,385

Equity Funds 48.0%
	Shares	Value ($)
International 13.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	62,203,595	764,482,178
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	42,856,626	412,709,307
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	24,303,085	266,847,874
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	28,486,334	264,922,906
Total		1,708,962,265
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 28.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	5,797,941	208,551,926
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	8,291,602	645,667,070
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	11,411,090	336,056,593
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	40,607,757	647,287,641
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	8,675,287	313,958,658
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	7,874,339	276,153,066
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	5,327,140	210,315,485
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(c),(d)	6,248,429	287,677,692
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	8,615,471	271,559,636
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	10,101,731	319,214,705
Total		3,516,442,472
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,766,349	71,183,861
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	1,990,718	66,828,414
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	1,592,880	68,015,984
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,822,034	70,257,634
Total		276,285,893
U.S. Small Cap 3.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	5,671,476	66,356,272
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	6,041,437	61,622,658
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	6,409,648	179,854,711
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	5,341,856	177,403,026
Total		485,236,667
Total Equity Funds (Cost $4,678,123,469)		5,986,927,297

Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2023 (Unaudited)
Exchange-Traded Fixed Income Funds 4.0%
	Shares	Value ($)
Investment Grade 4.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,489,790	272,905,882
Vanguard Intermediate-Term Corporate Bond ETF	2,867,000	229,990,740
Total		502,896,622
Total Exchange-Traded Fixed Income Funds (Cost $500,931,573)		502,896,622

Fixed Income Funds 25.8%

Investment Grade 25.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	72,921,520	623,478,993
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	20,616,293	193,793,153
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	47,015,322	382,234,565
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	21,466,201	191,907,840
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	51,410,666	477,605,084
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	66,445,762	627,247,997
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	73,944,658	719,481,526
Total		3,215,749,158
Total Fixed Income Funds (Cost $3,741,660,945)		3,215,749,158

Residential Mortgage-Backed Securities - Agency 10.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
04/17/2038- 04/13/2053	3.000%	124,302,000	115,030,093
04/17/2038- 04/13/2053	3.500%	335,500,000	315,504,608
04/13/2053	4.000%	394,830,000	377,619,388
04/13/2053	4.500%	466,000,000	456,584,847
Total Residential Mortgage-Backed Securities - Agency (Cost $1,244,637,653)			1,264,738,936

U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/15/2032	4.125%	527,000	553,844
11/15/2047	2.750%	332,000	276,235
Total U.S. Treasury Obligations (Cost $826,456)			830,079

Options Purchased Puts 0.6%
Value ($)
(Cost $106,717,661)	68,035,975

Money Market Funds 20.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(c),(f)	2,520,254,451	2,519,750,400
Total Money Market Funds (Cost $2,519,324,563)		2,519,750,400
Total Investments in Securities (Cost: $12,840,011,348)		13,601,357,852
Other Assets & Liabilities, Net		(1,137,414,478)
Net Assets		12,463,943,374

At March 31, 2023, securities and/or cash totaling $56,661,644 were pledged as collateral.
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
32,631,270 USD	30,000,000 EUR	Barclays	05/25/2023	—	(90)
60,588,575 USD	630,000,000 NOK	Barclays	05/25/2023	—	(270,991)
40,000,000 CHF	43,728,751 USD	Citi	05/25/2023	—	(237,308)
22,815,250 USD	3,000,000,000 JPY	Citi	05/25/2023	—	(44,428)
12,326,850 USD	10,000,000 GBP	UBS	05/25/2023	22,310	—
31,267,287 USD	325,000,000 SEK	UBS	05/25/2023	133,549	—
Total				155,859	(552,817)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	518	06/2023	EUR	22,071,980	649,800	—
FTSE 100 Index	30	06/2023	GBP	2,291,700	51,837	—
OMXS30 Index	350	04/2023	SEK	77,586,250	334,343	—
S&P 500 Index E-mini	1,904	06/2023	USD	393,913,800	15,122,231	—
SPI 200 Index	36	06/2023	AUD	6,471,900	104,156	—
TOPIX Index	91	06/2023	JPY	1,823,185,000	345,478	—
U.S. Long Bond	821	06/2023	USD	107,679,281	928,242	—
U.S. Treasury 10-Year Note	1,768	06/2023	USD	203,181,875	5,283,945	—
U.S. Treasury 10-Year Note	550	06/2023	USD	63,207,031	—	(685,490)
U.S. Treasury 2-Year Note	1,751	06/2023	USD	361,499,424	3,844,677	—
U.S. Treasury 2-Year Note	200	06/2023	USD	41,290,625	—	(139,446)
U.S. Treasury 5-Year Note	4,016	06/2023	USD	439,783,377	8,704,263	—
U.S. Treasury Ultra Bond	613	06/2023	USD	86,509,625	1,960,753	—
U.S. Treasury Ultra Bond	150	06/2023	USD	21,168,750	—	(380,219)
Total					37,329,725	(1,205,155)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(1,500)	06/2023	USD	(136,012,500)	—	(5,361,438)
U.S. Treasury 10-Year Note	(57)	06/2023	USD	(6,550,547)	—	(178,389)
U.S. Treasury Ultra 10-Year Note	(6)	06/2023	USD	(726,844)	3,670	—
U.S. Treasury Ultra 10-Year Note	(12)	06/2023	USD	(1,453,688)	—	(45,680)
U.S. Treasury Ultra Bond	(1)	06/2023	USD	(141,125)	—	(2,408)
Total					3,670	(5,587,915)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	924,594,750	2,250	3,200.00	06/21/2024	40,713,861	20,092,500
S&P 500 Index	JPMorgan	USD	238,339,980	580	3,100.00	06/21/2024	5,727,522	4,524,000
S&P 500 Index	JPMorgan	USD	139,716,540	340	3,300.00	06/21/2024	3,840,548	3,466,300
S&P 500 Index	JPMorgan	USD	766,386,315	1,865	3,200.00	12/20/2024	33,056,346	22,370,675
S&P 500 Index	JPMorgan	USD	534,210,300	1,300	3,300.00	12/20/2024	23,379,384	17,582,500
Total							106,717,661	68,035,975
Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $5,658,741, which represents 0.05% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	1,816,587,221	1,462,435,240	(759,444,232)	172,171	2,519,750,400	—	95,561	25,952,703	2,520,254,451
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	196,544,525	—	(2,164,027)	14,171,428	208,551,926	—	2,762,876	—	5,797,941
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	612,605,565	—	(7,707,135)	40,768,640	645,667,070	—	8,580,282	—	8,291,602
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	606,809,046	—	(4,546,925)	21,216,872	623,478,993	—	(695,064)	—	72,921,520
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	303,543,743	—	(3,197,026)	35,709,876	336,056,593	—	3,819,352	—	11,411,090
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	191,795,483	—	(3,153,709)	5,151,379	193,793,153	—	(371,089)	—	20,616,293
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	359,596,930	—	(525,487)	23,163,122	382,234,565	—	(103,668)	—	47,015,322
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	760,181,744	14,603,208	(40,498,816)	30,196,042	764,482,178	—	3,832,589	14,603,208	62,203,595
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	614,041,050	—	(8,500,752)	41,747,343	647,287,641	—	4,796,909	—	40,607,757
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	325,660,340	—	(3,354,000)	(8,347,682)	313,958,658	—	3,831,843	—	8,675,287
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	66,571,948	—	(1,447,033)	6,058,946	71,183,861	—	1,324,669	—	1,766,349
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	68,868,202	—	(1,304,978)	(734,810)	66,828,414	—	1,211,167	—	1,990,718
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	68,984,214	—	(4,832,021)	2,204,079	66,356,272	—	(731,342)	—	5,671,476
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	55,581,221	—	—	6,041,437	61,622,658	—	—	—	6,041,437
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	187,743,146	—	(1,450,802)	5,615,496	191,907,840	—	(216,903)	—	21,466,201
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	465,921,345	—	(4,590,417)	16,274,156	477,605,084	—	(749,410)	—	51,410,666
CTIVP® – MFS® Value Fund, Class 1 Shares
	283,014,178	—	(1,505,879)	(5,355,233)	276,153,066	—	1,463,869	—	7,874,339
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	188,367,668	—	—	21,947,817	210,315,485	—	—	—	5,327,140
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	269,617,274	—	(2,679,881)	20,740,299	287,677,692	—	3,113,592	—	6,248,429
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	280,930,908	—	(2,978,368)	(6,392,904)	271,559,636	—	2,244,410	—	8,615,471
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	611,702,171	—	(7,354,928)	22,900,754	627,247,997	—	(795,034)	—	66,445,762
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	69,412,523	—	(1,216,244)	(180,295)	68,015,984	—	1,386,797	—	1,592,880
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	67,261,811	—	(1,219,696)	4,215,519	70,257,634	—	1,323,894	—	1,822,034
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	703,625,071	—	(8,817,540)	24,673,995	719,481,526	—	(808,836)	—	73,944,658
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	306,605,925	—	(2,221,501)	14,830,281	319,214,705	—	2,842,301	—	10,101,731
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	398,042,512	5,896,938	(31,240,815)	40,010,672	412,709,307	—	(2,980,741)	5,896,938	42,856,626
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	255,136,579	1,280,687	(13,569,018)	23,999,626	266,847,874	—	(925,402)	1,280,687	24,303,085
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	264,051,256	5,723,977	(20,144,316)	15,291,989	264,922,906	—	1,285,433	5,723,977	28,486,334
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	177,666,143	—	(2,746,911)	4,935,479	179,854,711	—	1,622,283	—	6,409,648
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	181,482,290	—	(4,855,547)	776,283	177,403,026	—	2,538,277	—	5,341,856
Total	10,757,952,032			421,802,777	11,722,426,855	—	39,698,615	53,457,513

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7048_12_B01_(05/23)